Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Feb. 24, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Par value per share	£ 0.25		£ 0.25
Number of shares repurchased	30
Value of shares repurchased and cancelled	£ 176
Non-adjusting Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Amount of shares authorized for repurchase		£ 350
Capital redemption reserve [member]
Disclosure of classes of share capital [line items]
Reduction of issued capital	£ 7